Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	427,765,773.32	23,600
Yield Supplement Overcollateralization Amount 02/29/24	30,628,746.69	0
Receivables Balance 02/29/24	458,394,520.01	23,600
Principal Payments	18,146,621.08	457
Defaulted Receivables	560,750.48	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	28,803,235.26	0
Pool Balance at 03/31/24	410,883,913.19	23,116

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.56%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,136,333.35	282
Past Due 61-90 days	2,165,847.49	94
Past Due 91-120 days	398,938.49	17
Past Due 121+ days	0.00	0
Total	9,701,119.33	393

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	459,125.19
Aggregate Net Losses/(Gains) - March 2024	101,625.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.27%
Prior Net Losses/(Gains) Ratio	1.04%
Second Prior Net Losses/(Gains) Ratio	0.36%
Third Prior Net Losses/(Gains) Ratio	0.59%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.37%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	42.23

Flow of Funds	$ Amount
Collections	20,179,085.91
Investment Earnings on Cash Accounts	24,939.37
Servicing Fee	(381,995.43)
Transfer to Collection Account	-
Available Funds	19,822,029.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,049,335.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,966,001.73
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,758,329.84

Total Distributions of Available Funds	19,822,029.85

Servicing Fee	381,995.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	422,849,914.92
Principal Paid	16,881,860.13
Note Balance @ 04/15/24	405,968,054.79

Class A-1
Note Balance @ 03/15/24	0.00
Principal Paid	0.00
Note Balance @ 04/15/24	0.00
Note Factor @ 04/15/24	0.0000000%

Class A-2a
Note Balance @ 03/15/24	15,875,940.46
Principal Paid	11,817,302.09
Note Balance @ 04/15/24	4,058,638.37
Note Factor @ 04/15/24	1.6378686%

Class A-2b
Note Balance @ 03/15/24	6,803,974.46
Principal Paid	5,064,558.04
Note Balance @ 04/15/24	1,739,416.42
Note Factor @ 04/15/24	1.6378686%

Class A-3
Note Balance @ 03/15/24	266,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	266,000,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-4
Note Balance @ 03/15/24	89,920,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	89,920,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	29,500,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	29,500,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	14,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	14,750,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,181,839.88
Total Principal Paid	16,881,860.13
Total Paid	18,063,700.01

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	36,646.96
Principal Paid	11,817,302.09
Total Paid to A-2a Holders	11,853,949.05

Class A-2b
One-Month SOFR	5.31864%
Coupon	5.88864%
Interest Paid	34,501.41
Principal Paid	5,064,558.04
Total Paid to A-2b Holders	5,099,059.45

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2020707
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.1708455
Total Distribution Amount	18.3729162

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1478893
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	47.6888704
Total A-2a Distribution Amount	47.8367597

A-2b Interest Distribution Amount	0.3248720
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	47.6888704
Total A-2b Distribution Amount	48.0137424

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	708.81
Noteholders' Principal Distributable Amount	291.19

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	4,915,858.40
Investment Earnings	21,897.72
Investment Earnings Paid	(21,897.72)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,271,189.11	$3,371,030.82	3,612,179.69
Number of Extensions	123	129	136
Ratio of extensions to Beginning of Period Receivables Balance	0.71%	0.70%	0.73%